Average Annual Total Returns	12 Months Ended
Oct. 31, 2014
Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.34%
Since Inception	0.84%
Inception Date	May 31, 2013
Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.18%
Since Inception	0.69%
Inception Date	May 31, 2013
Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.12%
Since Inception	1.30%
Inception Date	May 31, 2013
Vanguard Global Minimum Volatility Fund | Vanguard Global Minimum Volatility Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.92%
Since Inception	16.61%
Inception Date	Dec. 12, 2013
Vanguard Global Minimum Volatility Fund | Vanguard Global Minimum Volatility Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.74%
Since Inception	16.49%
Inception Date	Dec. 12, 2013
Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.38%
Five Years	15.88%
Since Inception	6.98%
Inception Date	Nov. 16, 2006
Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.47%
Five Years	16.01%
Since Inception	7.21%
Inception Date	Nov. 10, 2006
Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.88%)
Five Years	7.97%
Ten Years	6.65%
Inception Date	Nov. 04, 1996
Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.86%
Five Years	16.43%
Ten Years	9.70%
Inception Date	Dec. 31, 1997
Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.36%
Five Years	15.96%
Ten Years	9.26%
Inception Date	Feb. 15, 1996
Return After Taxes on Distributions | Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.38%
Since Inception	(1.01%)
Return After Taxes on Distributions | Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.29%
Since Inception	(1.09%)
Return After Taxes on Distributions | Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.15%
Since Inception	(0.56%)
Return After Taxes on Distributions | Vanguard Global Minimum Volatility Fund | Vanguard Global Minimum Volatility Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.42%
Since Inception	14.16%
Return After Taxes on Distributions | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.63%
Five Years	15.27%
Since Inception	6.44%
Return After Taxes on Distributions | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.70%
Five Years	15.37%
Since Inception	6.65%
Return After Taxes on Distributions | Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.91%)
Five Years	6.99%
Ten Years	5.44%
Return After Taxes on Distributions | Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.36%
Five Years	14.71%
Ten Years	8.48%
Return After Taxes on Distributions | Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.97%
Five Years	15.17%
Ten Years	8.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.46%
Since Inception	(0.19%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.38%
Since Inception	(0.28%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.91%
Since Inception	0.15%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global Minimum Volatility Fund | Vanguard Global Minimum Volatility Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.34%
Since Inception	9.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.14%
Five Years	12.82%
Since Inception	5.56%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.21%
Five Years	12.93%
Since Inception	5.75%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(0.31%)
Five Years	6.24%
Ten Years	5.44%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.27%
Five Years	13.02%
Ten Years	7.76%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.64%
Five Years	12.89%
Ten Years	7.49%
Based on Market Value | Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.21%
Since Inception	1.73%
Based on Market Value | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.51%
Five Years	16.00%
Since Inception	7.21%
Russell Midcap Growth Index | Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.90%
Five Years	16.94%
Ten Years	9.43%
Russell Midcap Value Index | Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.75%
Five Years	17.43%
Ten Years	9.43%
FTSE High Dividend Yield Index | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.58%
Five Years	16.13%
Since Inception	7.22%
FTSE High Dividend Yield Index | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.58%
Five Years	16.13%
Since Inception	7.31%
Standard & Poor's EPAC SmallCap Index | Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.43%)
Five Years	8.48%
Ten Years	6.60%
Barclays USD Emerging Markets Government RIC Capped Index | Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.90%
Since Inception	1.41%
Barclays USD Emerging Markets Government RIC Capped Index | Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.90%
Since Inception	1.41%
Barclays USD Emerging Markets Government RIC Capped Index | Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.90%
Since Inception	1.41%
FTSE Global All Cap Index USD Hedged | Vanguard Global Minimum Volatility Fund | Vanguard Global Minimum Volatility Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.87%
Since Inception	12.83%
FTSE Global All Cap Index USD Hedged | Vanguard Global Minimum Volatility Fund | Vanguard Global Minimum Volatility Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.87%
Since Inception	12.83%